Convertible Securities and Attached Warrants (Details) - USD ($)			1 Months Ended			6 Months Ended		12 Months Ended
	Dec. 13, 2021	Dec. 14, 2020	Feb. 15, 2021	Jan. 31, 2021	Jan. 29, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
December 2020 Convertible Debenture and Warrants [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net proceeds		$ 1,540,000				$ 206,000		$ 27,400,000
Convertible debenture, description		i) a 9% senior secured convertible debenture (the “2020 Convertible Debenture” or “Debenture”) in the principal amount of $1,600,000, which is convertible up to 800,000 ADSs at $2.00 per ADS at any time, matures 30 months from the date of issuance and accrues interest at 9% per annum payable quarterly in cash or, in lieu of cash payment, in the Company’s ADSs, subject to adjustment and certain customary equity conditions; ii) a 2-year warrant (“Series B Warrant”) to purchase 5,000,000 ADS at an exercise price of $2.00 per ADS; iii) a warrant to purchase 1,200,000 ADS (“Series A Warrant”) until December 14, 2027 at an exercise price of $2.45 per ADS; and iv) a 7-year warrant to purchase 7,500,000 ADS (“Series C Warrant”, together with Series A Warrant and Series B Warrant, the “December 2020 Warrants”) at an exercise price of $2.45 per ADS. The exercisability of Series C Warrant shall vest ratably from time to time in proportion to the exercise of the Series B Warrant by the holder. Further, for each $1 million of subscription amount under the 2020 Convertible Debenture and the Series B Warrant, the purchaser shall receive a certificate representing 50,000 ADSs (or such lesser number on a ratable basis if the subscription amount is less than $1 million).
Net proceeds allocated to convertible debenture						1,540,000
Debt discount						206,000
Issuance costs charged to equity						77,500
Debt discounts original issue discount						60,000
Aggregate proceeds						803,000
Accrued interest					$ 11,600
Interest expense								796,000	$ 20,000
Contractual interest obligation								12,000	7,000
Amortization of the debt discounts and debt issuance cost								784,000	13,000
Debenture carrying value								$ 0	$ 816,000
Aggregate amount				$ 743,500
December 2020 Convertible Debenture and Warrants [Member] | Series A [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net proceeds						157,000
December 2020 Convertible Debenture and Warrants [Member] | Series A [Member] | Maximum [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Exercise price (in Dollars per share)				$ 2.45
December 2020 Convertible Debenture and Warrants [Member] | Series A [Member] | Minimum [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Exercise price (in Dollars per share)				2
December 2020 Convertible Debenture and Warrants [Member] | Series B [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net proceeds						375,000
December 2020 Convertible Debenture and Warrants [Member] | Series C [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net proceeds						802,000
December 2020 Convertible Debenture and Warrants [Member] | Series C [Member] | Maximum [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Exercise price (in Dollars per share)				2.45
December 2020 Convertible Debenture and Warrants [Member] | Series C [Member] | Minimum [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Exercise price (in Dollars per share)				$ 2
December 2020 Convertible Debenture and Warrants [Member] | Series A Warrants [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Warrants amount						737,000
December 2020 Convertible Debenture and Warrants [Member] | Series B Warrants [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Warrants amount						$ 737,000
December 2020 Convertible Debenture and Warrants [Member] | Class A ordinary shares [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Converted shares (in Shares)					889,667
December 2020 Convertible Debenture and Warrants [Member] | Class A Ordinary Shares [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Issuance of shares (in Shares)								14,200,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Convertible debenture, description						(i) the conversion price of the Series A Preferred Shares is adjusted to the lower of $1.75 or 90% of the lowest daily Volume-Weighted Average Price in the last 10 trading days prior to conversion, in no event that the conversion price shall be lower than $0.75, as amended; (ii) the exercise price of the Series D Warrants is adjusted to $2.50; (iii) the exercise price of the Series E Warrants is adjusted to $2.00; and (iv) the exercise price of the Series F Warrants is adjusted to $2.50.
Aggregate proceeds						$ 4,231,000
Debt received			$ 6,440,000
Net proceeds of convertible preferred shares						1,563,000
Additional paid in capital						81,000
Warrants an aggregate								$ 5,300,000
Recognized cumulative dividends						$ 130,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series A Convertible Preferred Shares [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Convertible debenture, description			a) Series A Convertible Preferred Shares (the “Series A Convertible Preferred Shares”) with a stated value of $7,000,000; b) a warrant (the “Series D Warrant”) to purchase 2,333,333 ADSs of the Company until the fifth year anniversary of the closing date at an exercise price of $3.00 per ADS; c) a one-year warrant to purchase 13,333,333 ADS (the “Series E Warrant”) at an exercise price of $3.00 per ADS, each exercise of which entitles the warrant holder to receive one ADS and a 8% cash discount; and d) a 5-year warrant to purchase 13,333,333 ADS (the “Series F Warrant”, together with the Series D Warrant and the Series E Warrant, the “February 2021 Warrants”) at an exercise price of $3.00 per ADS.			During the period ended June 30, 2022, 6,350 Series A Preferred Shares along with accrued dividend of $315,000 were converted into an aggregate of 8,066,753 Class A ordinary shares.
Series convertible preferred shares (in Shares)						7,000
Series convertible preferred shares par value (in Dollars per share)						$ 0.0001
Series convertible preferred shares par value						$ 1,000
Dividend rights rate						8.00%
Conversion price (in Dollars per share)						$ 3
Prefer stock discount						$ 1,563,000
Dividend shares (in Shares)								500
Accrued dividend						$ 9,000		$ 14,000
Series A preferred shares remained outstanding (in Shares)						150		6,500
Series A preferred shares remained outstanding carrying value						$ 91,000		$ 3,929,000
Remaining preferred shares (in Shares)						150
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series D [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares						$ 560,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series E [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares						1,588,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series F [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares						2,669,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series D [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net of debt discounts paid						$ 620,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Class A ordinary shares [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Accrued dividend converted into an aggregate (in Shares)						213,517		349,789
Series A Preferred Shares [Member] | Series E [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net of debt discounts paid						$ 2,149,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Convertible debenture, description	a) Series B Convertible Preferred Shares (the “Series B Convertible Preferred Shares”) with a stated value of $4,000,000; and b) a 5-year warrant to purchase 2,285,715 ADSs (the “Series G Warrants”, or the “December 2021 Warrants”) of the Company until on or prior to December 13, 2026 at an exercise price of $2.50 per ADS.					The fair value of December 2021 Warrants is estimated to be at $0.58 per share by using Binomial Option Pricing Model with an expected term of 5 years, a stock price of $1.70 per share, volatility of 53.42%, a risk free rate of 1.30% and an expected dividend yield of 0%.
Dividend rights rate						8.00%
Conversion price (in Dollars per share)						$ 1.75
Warrants an aggregate						$ 8,000
Received net proceeds	$ 3,800,000
Percentage of lowest daily volume-weighted average price						90.00%
Lower conversion price (in Dollars per share)						$ 0.75
Aggregate cash						100.00%
Cash investment						$ 3,800,000
Deemed dividends to preferred stockholders in amount								$ 36,000
Carrying amount accreted								1,222,000
Additional paid in capital amount								$ 1,591,000
Deemed dividend amount						167,000
Accretion carrying amount						2,980,000
Cumulative dividend						249,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member] | Series B [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Debt discounts original issue discount						50,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member] | Series B Convertible Preferred Shares [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Debt discount						$ 1,613,000
Series convertible preferred shares par value (in Dollars per share)						$ 0.0001
Net proceeds of convertible preferred shares						$ 2,800,000
Accrued dividend						4,000
Deemed dividend amount						294,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member] | Series G Warrant [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Debt discount						1,613,000
Net proceeds of convertible preferred shares						950,000
Proceeds to the detachable Series G Warrants						950,000
Convertible amount						$ 1,186,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member] | Class A Ordinary Shares [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Converted shares (in Shares)						5,158,472
December 2021 Series B Convertible Preferred Shares and Warrants [Member] | Series B Convertible Preferred Shares [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Series convertible preferred shares (in Shares)						4,000
Series convertible preferred shares par value						$ 1,000
May 2022 Convertible Debenture [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net proceeds						1,955,000
Debt discount						145,000
Interest expense						137,000
Contractual interest obligation						32,000
Debenture carrying value						105,000
Issuance of convertible debenture						1,955,000
Principal amount						$ 2,100,000
Maturity date						Nov. 17, 2024
Conversion price (in Dollars per share)						$ 1
Conversion price percentage						85.00%
Conversion price per share (in Dollars per share)						$ 0.75
Debt discount or issuance amount						$ 1,955,000
Amount of against proceeds						1,955,000
Amortization of the debt discounts						105,000
Remaining unamortized debt discount						$ 1,995,000
May 2022 Convertible Debenture [Member] | Maximum [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Bears interest rate						12.00%
May 2022 Convertible Debenture [Member] | Minimum [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Bears interest rate						8.00%
Before Modification [Member] | May 2022 Convertible Debenture [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Stock price (in Dollars per share)						$ 1.07
Dividend yield						0.00%
Before Modification [Member] | May 2022 Convertible Debenture [Member] | Series G Warrant [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Expected term						4 years 6 months 25 days
Volatility rate						57.98%
Risk free rate						2.96%
Before Modification [Member] | May 2022 Convertible Debenture [Member] | Series E Warrant [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Expected term						9 months
Volatility rate						91.63%
Risk free rate						3.16%
Before Modification [Member] | May 2022 Convertible Debenture [Member] | Series D Warrant [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Volatility rate						58.23%
Risk free rate						2.97%
Before Modification [Member] | May 2022 Convertible Debenture [Member] | Series D Warrant [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Fair value of warrant price (in Dollars per share)						$ 0.24
Expected term						3 years 9 months
Before Modification [Member] | May 2022 Convertible Debenture [Member] | Series E Warrant [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Fair value of warrant price (in Dollars per share)						$ 0.09
Before Modification [Member] | May 2022 Convertible Debenture [Member] | Series G Warrant [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Fair value of warrant price (in Dollars per share)						0.29
After Modification [Member] | May 2022 Convertible Debenture [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Stock price (in Dollars per share)						$ 1.05
Dividend yield						0.00%
After Modification [Member] | May 2022 Convertible Debenture [Member] | Series G Warrant [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Fair value of warrant price (in Dollars per share)						$ 0.43
Expected term						6 years 6 months 25 days
Volatility rate						61.21%
Risk free rate						2.97%
After Modification [Member] | May 2022 Convertible Debenture [Member] | Series E Warrant [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Fair value of warrant price (in Dollars per share)						$ 0.18
Expected term						2 years 9 months
Volatility rate						61.03%
Risk free rate						2.97%
After Modification [Member] | May 2022 Convertible Debenture [Member] | Series D Warrant [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Fair value of warrant price (in Dollars per share)						$ 0.35
Expected term						5 years 9 months
Volatility rate						57.82%
Risk free rate						2.96%